SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS	12 Months Ended
Feb. 29, 2024
Supplemental Disclosures With Respect To Cash Flows
SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS [Text Block]

16. SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	Year ended	Year ended
	February 29	February 28
	2024	2023
	$	$
Supplemental cash-flow disclosure:
Interest	1,137,327	40,741
Income taxes	-	-

Supplemental non-cash disclosure:
Shares issued for exploration and evaluation assets acquisition	-	10,084,000
Reclassification of restricted share units vested	10,469,000	-
Reclassification of stock options exercised	561,349	3,132,758
Reclassification of warrants exercised	33,706	4,174,948